Plant and Equipment, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Plant and Equipment, Net [Abstract]
PLANT AND EQUIPMENT, NET

NOTE 6 — PLANT AND EQUIPMENT, NET

Plant and equipment, net consist of the following:

	September 30,	December 31,
	2024	2023
At cost:
Building improvement	$96,020	$92,438
Furniture and fixtures	260,199	250,493
Medical instruments	877,542	844,809
Motor vehicle	148,473	142,936
Office equipment	156,527	150,688
	1,538,761	1,481,364
Less: accumulated depreciation	(1,345,567)	(1,319,207)
Total	$193,194	$162,157

Depreciation expenses for the nine months ended September 30, 2024 and 2023 were $26,360 and $19,461, respectively. No loss on disposal of assets for the nine months ended September 30, 2024 and 2023.

No impairment loss was recorded for the nine months ended September 30, 2024, and 2023.

NOTE 6 — PLANT AND EQUIPMENT, NET

Plant and equipment, net consist of the following:

	December 31,
	2023	2022
At cost:
Building improvement	$92,438	$72,519
Furniture and fixtures	250,493	246,682
Medical instruments	844,809	791,514
Motor vehicle	142,936	142,936
Office equipment	150,688	146,432
	1,481,364	1,400,083
Less: accumulated depreciation	(1,319,207)	(1,277,410)
Total	$162,157	$122,673

Depreciation expenses for the years ended December 31, 2023 and 2022 were $31,173 and $100,533, respectively. Loss on disposal of assets for the year ended December 31, 2023 and 2022 was $Nil and $114,013, respectively, due to moving of clinic to new location in First Fertility PGS Center Limited in 2022.

No impairment loss was recorded for the years ended December 31, 2023, and 2022.